Net Loss Per Common Share - Schedule of outstanding shares of potentially dilutive securities (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Potentially Dilutive Securities Outstanding [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	180,778,225	8,784,455
Redeemable Convertible Preferred Stock [Member]
Potentially Dilutive Securities Outstanding [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	125,762,535	6,234,955
Unvested RSA [Member]
Potentially Dilutive Securities Outstanding [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	36,594,039	2,274,845
Unvested Restricted Stock Awards [Member]
Potentially Dilutive Securities Outstanding [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	208,586	49,581
Unvested Early Exercised Common Shares [Member]
Potentially Dilutive Securities Outstanding [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	8,834,409	172,051
Vested and early exercised options subject to nonrecourse notes [Member]
Potentially Dilutive Securities Outstanding [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	3,059,066
Preferred Stock Warrant [Member]
Potentially Dilutive Securities Outstanding [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	6,319,590	53,023